Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Products	$ 48,030	$ 67,051	$ 52,199
License and royalties	11,261	11,135	13,374
Services	18,667	17,053	15,425
Total revenues	77,958	95,239	80,998
Cost of revenues:
Products	20,114	20,600	12,375
Services	4,865	5,657	4,996
Total cost of revenues	24,979	26,257	17,371
Gross profit	52,979	68,982	63,627
Operating costs and expenses:
Research and development	31,944	30,937	26,980
Selling and marketing	36,111	31,740	27,577
General and administrative	5,701	6,057	5,493
Acquisition-related restructuring expenses, net	105	2,722
Acquisition-related costs	806	364	580
Total operating costs and expenses	74,667	71,820	60,630
Operating income (loss)	(21,688)	(2,838)	2,997
Financial income, net	920	1,000	1,719
Income (loss) before taxes on income	(20,768)	(1,838)	4,716
Taxes on income	(2,655)	(1,586)	(5,490)
Net loss	$ (23,423)	$ (3,424)	$ (774)
Basic and diluted net loss per Ordinary share	$ (1.27)	$ (0.18)	$ (0.04)